4. SIGNIFICANT ACCOUNTING POLICIES: c) Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2020
Policies
c) Cash and cash equivalents

c)Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with financial institutions and other short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.